Schedule of Investments (unaudited)
July 31, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.6%
iShares Core U.S. Aggregate Bond ETF(a)	74,772	$7,374,015
Total Investment Companies (Cost: $7,340,878)		7,374,015
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(b)	170,000	170,000
Total Short-Term Securities — 2.2% (Cost: $170,000)		170,000
Total Investments in Securities — 96.8% (Cost: $7,510,878)		7,544,015
Other Assets Less Liabilities — 3.2%		247,030
Net Assets — 100.0%		$7,791,045

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$1,216 (b)	$—	$(1,216)	$—	$—	—	$1,709 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,000	—	(20,000)(b)	—	—	170,000	170,000	17,589	—
iShares Core U.S. Aggregate Bond ETF	4,802,305	41,596,205	(39,167,215)	103,752	38,968	7,374,015	74,772	567,158	—
				$102,536	$38,968	$7,544,015		$586,456	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.83%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/04/25	USD	30	$5	$—	$5
3.14%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/23/25	USD	10	9	—	9
4.04%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/30/25	USD	30	42	—	42
3.69%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/27/26	USD	50	157	—	157

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.20%	At Termination	1-day SOFR, 4.39%	At Termination	N/A	01/27/26	USD	200	$144	$—	$144
3.66%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/06/26	USD	20	68	—	68
3.58%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/11/26	USD	20	89	—	89
3.73%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/04/26	USD	10	36	—	36
4.45%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/05/26	USD	300	(893)	1	(894)
4.43%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/07/26	USD	40	(116)	2	(118)
4.10%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/28/27	USD	200	(643)	1	(644)
4.05%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/03/27	USD	250	(650)	1	(651)
2.91%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/01/27	USD	15	228	—	228
2.80%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/11/27	USD	380	6,636	2	6,634
3.08%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/02/27	USD	10	125	—	125
3.66%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/09/27	USD	50	26	—	26
4.00%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/19/27	USD	80	(617)	—	(617)
4.02%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/30/28	USD	500	(4,411)	2	(4,413)
4.03%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/03/28	USD	160	(1,468)	—	(1,468)
3.98%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/05/28	USD	380	(3,924)	2	(3,926)
3.97%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/07/28	USD	30	(304)	3	(307)
2.88%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/01/29	USD	15	380	—	380
2.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/11/29	USD	320	9,263	2	9,261
2.64%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/22/29	USD	20	704	—	704
3.60%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/07/29	USD	10	(9)	—	(9)
4.06%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/24/29	USD	12	(227)	—	(227)
3.62%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/30/29	USD	10	(16)	—	(16)
4.02%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/30/30	USD	300	(5,419)	3	(5,422)
4.03%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/03/30	USD	185	(3,395)	2	(3,397)
3.32%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/07/30	USD	15	162	—	162
3.32%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/04/30	USD	10	117	—	117
3.72%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/15/30	USD	20	(114)	—	(114)
3.46%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/07/30	USD	15	82	—	82

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.67%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/20/30	USD	30	$(112)	$—	$(112)
3.76%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/05/30	USD	320	(2,414)	3	(2,417)
3.75%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/07/30	USD	30	(221)	10	(231)
3.98%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/07/30	USD	15	(265)	—	(265)
4.02%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/07/30	USD	20	(395)	—	(395)
3.98%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/21/31	USD	50	(920)	—	(920)
4.02%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/04/31	USD	20	(408)	—	(408)
4.17%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/07/31	USD	30	(848)	—	(848)
3.91%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/19/31	USD	50	(723)	—	(723)
4.04%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/30/32	USD	300	(6,515)	4	(6,519)
4.04%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/03/32	USD	50	(1,089)	—	(1,089)
2.89%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/01/32	USD	10	479	—	479
2.81%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/11/32	USD	210	11,212	3	11,209
2.61%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/22/32	USD	10	668	—	668
2.80%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/25/32	USD	10	552	—	552
2.93%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/02/32	USD	10	472	—	472
3.56%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/30/32	USD	10	92	—	92
3.81%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/06/33	USD	10	(58)	—	(58)
3.42%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/07/33	USD	20	419	—	419
3.61%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/05/33	USD	210	1,805	3	1,802
3.60%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/07/33	USD	15	135	31	104
3.92%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/07/33	USD	10	(125)	—	(125)
3.94%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/18/33	USD	20	(286)	7	(293)
3.95%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/26/34	USD	25	(335)	—	(335)
3.93%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/21/34	USD	20	(242)	—	(242)
3.99%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/11/34	USD	30	(477)	—	(477)
3.34%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/30/34	USD	30	1,066	—	1,066
3.87%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/12/34	USD	30	(160)	—	(160)
4.07%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/30/35	USD	80	(1,614)	1	(1,615)

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.06%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/03/35	USD	200	$(4,004)	$3	$(4,007)
3.97%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/11/35	USD	20	(227)	—	(227)
2.89%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/11/37	USD	130	12,904	2	12,902
2.68%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/22/37	USD	10	1,207	—	1,207
2.86%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/25/37	USD	7	722	—	722
3.53%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/05/38	USD	140	6,111	3	6,108
3.53%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/07/38	USD	10	436	34	402
3.79%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/24/39	USD	35	843	1	842
4.12%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/30/40	USD	160	(1,852)	3	(1,855)
4.13%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/11/40	USD	25	(305)	1	(306)
4.08%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/16/40	USD	10	(64)	—	(64)
2.86%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/11/42	USD	125	18,576	3	18,573
2.67%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/22/42	USD	10	1,739	—	1,739
2.84%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/25/42	USD	10	1,532	—	1,532
3.48%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/30/42	USD	5	373	—	373
3.45%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/05/43	USD	140	11,354	3	11,351
3.63%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/09/44	USD	10	629	—	629
4.11%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/03/45	USD	120	(179)	3	(182)
4.14%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/15/45	USD	15	(76)	—	(76)
4.13%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/20/45	USD	20	(78)	—	(78)
2.76%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/11/47	USD	105	20,652	3	20,649
2.56%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/05/47	USD	15	3,385	—	3,385
3.08%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/05/47	USD	10	1,499	—	1,499
3.11%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/17/48	USD	5	750	—	750
3.32%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/05/48	USD	130	15,207	4	15,203
3.34%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/07/48	USD	10	1,150	53	1,097
3.52%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/09/49	USD	10	881	—	881
3.57%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/09/49	USD	10	821	—	821
4.04%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/30/50	USD	130	1,123	4	1,119

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.12%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/15/50	USD	10	$(36)	$—	$(36)
4.17%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/10/50	USD	20	(220)	1	(221)
4.16%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/16/50	USD	11	(105)	—	(105)
2.70%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/24/52	USD	3	682	—	682
2.65%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/11/52	USD	75	17,573	3	17,570
2.92%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/12/53	USD	10	1,934	—	1,934
3.24%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/24/53	USD	10	1,388	—	1,388
3.20%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/05/53	USD	70	10,166	2	10,164
3.22%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/07/53	USD	15	2,136	100	2,036
3.69%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/07/53	USD	10	634	—	634
3.44%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/09/54	USD	10	1,057	—	1,057
3.75%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/04/54	USD	5	261	—	261
3.33%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/30/54	USD	10	1,247	—	1,247
3.82%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/10/55	USD	85	3,431	3	3,428
4.06%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/15/55	USD	10	(15)	—	(15)
4.06%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/20/55	USD	10	(16)	—	(16)
4.11%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/16/55	USD	11	(126)	—	(126)
								$130,860	$312	$130,548
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$7,374,015	$—	$—	$7,374,015
Short-Term Securities
Money Market Funds	170,000	—	—	170,000
	$7,544,015	$—	$—	$7,544,015
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$177,317	$—	$177,317
Liabilities
Interest Rate Contracts	—	(46,769)	—	(46,769)
	$—	$130,548	$—	$130,548

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate